                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment           [ ] Amendment Number:
                                                         -----------
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, LP
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm E. Ashton
Title: Managing Partner
Phone: 817-488-9632

Signature, Place, and Date of Signing:

/s/ Malcolm E. Ashton                 Southlake, TX           November 14, 2011
----------------------------      --------------------       -------------------
(Signature)                          (City, State)                 (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1      28-12232     T2 Partners Management, LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          36
Form 13F Information Table Value Total:     103,314
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
-------------------  --------------  ---------  --------  -------------------------  ----------  --------  -----------------------
                                                                                                              VOTING AUTHORITY
                        TITLE OF                 VALUE     SHRS OR                   INVESTMENT   OTHER    -----------------------
NAME OF ISSUER           CLASS         CUSIP    (X1000)    PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
-------------------  --------------  ---------  --------  --------- ------ --------  ----------  --------  --------- ------ ------
ACTIVISION
BLIZZARD INC         COM             00507V109     5,831    490,000   SH     N/A        SOLE        --       490,000      0      0
ALLEGHANY CORP DEL   COM             017175100     1,829      6,340   SH     N/A        SOLE        --         6,340      0      0
ANCESTRY COM INC     COM             032803108     3,878    165,000   SH     N/A        SOLE        --       165,000      0      0
APPLE INC            COM             037833100     2,288      6,000   SH     N/A        SOLE        --         6,000      0      0
ASPEN INSURANCE
HOLDINGS LTD         SHS             G05384105     2,880    125,000   SH     N/A        SOLE        --       125,000      0      0
BIG LOTS INC         COM             089302103       871     25,000   SH     CALL       SOLE        --           N/A    N/A    N/A
BIGLARI HLDGS INC    COM             08986R101     2,015      6,800   SH     N/A        SOLE        --         6,800      0      0
CALAMOS ASSET
MGMT INC             CL A            12811R104     3,080    307,700   SH     N/A        SOLE        --       307,700      0      0
CAPITAL SOUTHWEST
CORP                 COM             140501107     1,976     26,698   SH     N/A        SOLE        --        26,698      0      0
CISCO SYS INC        COM             17275R102     3,100    200,000   SH     N/A        SOLE        --       200,000      0      0
CISCO SYS INC        COM             17275R102     4,185    270,000   SH     CALL       SOLE        --           N/A    N/A    N/A
COINSTAR INC         COM             19259P300     4,800    120,000   SH     N/A        SOLE        --       120,000      0      0
DELL INC             COM             24702R101     4,242    300,000   SH     N/A        SOLE        --       300,000      0      0
DELL INC             COM             24702R101     2,828    200,000   SH     CALL       SOLE        --           N/A    N/A    N/A
DIAMOND FOODS INC    COM             252603105       455      5,700   SH     PUT        SOLE        --         5,700      0      0
DIAMOND OFFSHORE
DRILLING IN          COM             25271C102     2,190     40,000   SH     N/A        SOLE        --        40,000      0      0
E M C CORP MASS      COM             268648102     3,673    175,000   SH     CALL       SOLE        --           N/A    N/A    N/A
GAP INC DEL          COM             364760108     1,786    110,000   SH     N/A        SOLE        --       110,000      0      0
GRAVITY CO LTD       SPONSORED ADR   38911N107       630    492,447   SH     N/A        SOLE        --       492,447      0      0
HIMAX
TECHNOLOGIES INC     SPONSORED ADR   43289P106     1,032    930,100   SH     N/A        SOLE        --       930,100      0      0
HOLOGIC INC          COM             436440101     2,282    150,000   SH     N/A        SOLE        --       150,000      0      0
IDT CORP             CL B NEW        448947507     1,630     79,900   SH     N/A        SOLE        --        79,900      0      0
INTERACTIVE
BROKERS GROUP IN     COM             45841N107     3,831    275,000   SH     CALL       SOLE        --           N/A    N/A    N/A
ISHARES TR           RUSSELL 2000    464287655    14,789    230,000   SH     PUT        SOLE        --       230,000      0      0

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
MEDTRONIC INC        COM             585055106       831     25,000   SH     N/A        SOLE        --        25,000      0      0
MVC CAPITAL INC      COM             553829102     1,734    165,656   SH     N/A        SOLE        --       165,656      0      0
P F CHANGS CHINA
BISTRO INC           COM             69333Y108     2,111     77,500   SH     N/A        SOLE        --        77,500      0      0
PROSHARES TR         FTSE CHINA 25   74347X658     3,854    125,000   SH     PUT        SOLE        --       125,000      0      0
SPDR SERIES TRUST    S&P RETAIL ETF  78464A714     2,311     50,000   SH     PUT        SOLE        --        50,000      0      0
TELULAR CORP         COM NEW         87970T208     1,370    232,200   SH     N/A        SOLE        --       232,200      0      0
TERRA NOVA RTY
CORP                 COM             88102D103     3,864    533,000   SH     N/A        SOLE        --       533,000      0      0
TRANSATLANTIC
PETROLEUM LTD        SHS             G89982105       147    179,100   SH     N/A        SOLE        --       179,100      0      0
WESTELL
TECHNOLOGIES INC     CL A            957541105     2,268  1,050,000   SH     N/A        SOLE        --     1,050,000      0      0
WESTERN DIGITAL
CORP                 COM             958102105     3,858    150,000   SH     N/A        SOLE        --       150,000      0      0
WINTHROP RLTY TR     SH BEN INT NEW  976391300     1,031    118,625   SH     N/A        SOLE        --       118,625      0      0
XEROX CORP           COM             984121103     3,834    550,000   SH     CALL       SOLE        --           N/A    N/A    N/A